SUBSEQUENT EVENTS (Details)	Jul. 26, 2022 $ / shares	Mar. 23, 2022 $ / shares	Mar. 14, 2022 USD ($)	Aug. 12, 2021
Subsequent Event [Line Items]
Percentage of deferred underwriting fee previously payable to third parties				50
OmniAb
Subsequent Event [Line Items]
Common stock par value		$ 0.0001
Subsequent Event | OmniAb
Subsequent Event [Line Items]
Common stock par value	$ 0.001
Subsequent Event | OmniAb Inc
Subsequent Event [Line Items]
Common stock par value	$ 0.0001
Subsequent Event | Sponsor | Working Capital Loans
Subsequent Event [Line Items]
Aggregate borrowings | $			$ 750,000